S000068274 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	69 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	18.49%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	0.13%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.65%	8.76%	12.50%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	15.29%	8.12%	11.49%
Performance Inception Date			Apr. 15, 2020
Class II
Prospectus [Line Items]
Average Annual Return, Percent	15.01%	7.87%	11.22%
Performance Inception Date			Apr. 15, 2020